Retirement Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Total contributions by the Company to the retirement plan	$ 13.5	$ 12.1	$ 12.9